Acquisitions - Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 03, 2017	Dec. 31, 2017	Dec. 31, 2016
Redeemable Noncontrolling Interest
Purchase of noncontrolling interest	$ 70,000	$ 70,000	$ 5,878
Decrease to noncontrolling interest from acquisition of additional interest in subsidiary	9,800	9,843
Decrease from acquisition of noncontrolling interest		60,157	5,878
Additional Paid-In Capital
Redeemable Noncontrolling Interest
Decrease from acquisition of noncontrolling interest	$ 60,200	$ 60,157	$ 443
Central Payments Co., LLC
Redeemable Noncontrolling Interest
Noncontrolling equity interest acquired (as a percent)	10.00%
Noncontrolling equity interest (as a percent)	15.00%